Debt (Credit Agreement) (Narrative) (Details)	12 Months Ended
Dec. 31, 2018
Amended and Restated Credit Agreement [Member]
Debt Instrument [Line Items]
Credit agreement - term loan description	Each of the Credit Agreements provides that we and lenders representing more than 50% of the facility amount may agree to extend their commitments under such Credit Agreement for two one-year periods beyond the initial termination date. We have the right to terminate, in whole or in part, amounts committed by the lenders under each of the Credit Agreements in excess of any outstanding advances; however, any such terminated commitments may not be reinstated.
Credit agreement - base rate	Advances under these agreements would bear interest, at AT&T's option, either: • at a variable annual rate equal to: (1) the highest of (but not less than zero) (a) the rate of interest announced publicly by Citibank in New York, New York, from time to time, as Citibank’s base rate, (b) 0.5% per annum above the federal funds rate, and (c) the London interbank offered rate (or the successor thereto) (“LIBOR”) applicable to dollars for a period of one month plus 1.00%, plus (2) an applicable margin, as set forth in the applicable Credit Agreement (the “Applicable Margin for Base Advances”); or • at a rate equal to: (i) LIBOR (adjusted upwards to reflect any bank reserve costs) for a period of one, two, three or six months, as applicable, plus (ii) an applicable margin, as set forth in the applicable Credit Agreement (the “Applicable Margin for Eurodollar Rate Advances”).
Amended and Restated Credit Agreement [Member] | High Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - commitment fee percentage	0.07%
Amended and Restated Credit Agreement [Member] | Moderate Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - commitment fee percentage	0.08%
Amended and Restated Credit Agreement [Member] | Low Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - commitment fee percentage	0.10%
Amended and Restated Credit Agreement [Member] | Very Low Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - commitment fee percentage	0.125%
Five Year Credit Agreement [Member]
Debt Instrument [Line Items]
Credit agreement - term loan description	Each of the Credit Agreements provides that we and lenders representing more than 50% of the facility amount may agree to extend their commitments under such Credit Agreement for two one-year periods beyond the initial termination date. We have the right to terminate, in whole or in part, amounts committed by the lenders under each of the Credit Agreements in excess of any outstanding advances; however, any such terminated commitments may not be reinstated.
Credit agreement - base rate	Advances under these agreements would bear interest, at AT&T's option, either: • at a variable annual rate equal to: (1) the highest of (but not less than zero) (a) the rate of interest announced publicly by Citibank in New York, New York, from time to time, as Citibank’s base rate, (b) 0.5% per annum above the federal funds rate, and (c) the London interbank offered rate (or the successor thereto) (“LIBOR”) applicable to dollars for a period of one month plus 1.00%, plus (2) an applicable margin, as set forth in the applicable Credit Agreement (the “Applicable Margin for Base Advances”); or • at a rate equal to: (i) LIBOR (adjusted upwards to reflect any bank reserve costs) for a period of one, two, three or six months, as applicable, plus (ii) an applicable margin, as set forth in the applicable Credit Agreement (the “Applicable Margin for Eurodollar Rate Advances”).
Five Year Credit Agreement [Member] | High Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - commitment fee percentage	0.07%
Five Year Credit Agreement [Member] | Moderate Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - commitment fee percentage	0.08%
Five Year Credit Agreement [Member] | Low Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - commitment fee percentage	0.10%
Five Year Credit Agreement [Member] | Very Low Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - commitment fee percentage	0.125%